FINANCIAL STATEMENTS

American Republic Variable Annuity Account
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2006




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements..................................................9

                              [ERNST & YOUNG LLP]


             Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of American Republic Variable Annuity Account (the Account), comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International Research Growth (formerly International), Global Bond, and Balanced Shares (formerly Total Return) Divisions, as of December 31, 2006, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the mutual funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2006, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 19, 2007

                   American Republic Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2006



                                                                         MONEY
                                                                         MARKET
                                                                        DIVISION
ASSETS
Investments in shares of mutual funds, at market                       $ 354,234
Due from American Republic Insurance Company                                   -
Total assets                                                             354,234

LIABILITIES                                                                    -
Net assets                                                             $ 354,234

NET ASSETS
Accumulation units                                                     $ 221,357
Contracts in annuitization period                                        132,877
Total net assets                                                       $ 354,234

Investments in shares of mutual funds, at cost                         $ 354,234
Shares of mutual fund owned                                            $ 354,234

Accumulation units outstanding                                            13,877
Accumulation unit value                                                  $ 15.95

Annuitized units outstanding                                               8,330
Annuitized unit value                                                    $ 15.95

See accompanying notes.

          U.S.
       GOVERNMENT/                                     INTERNATIONAL
       HIGH GRADE                    GROWTH AND           RESEARCH                  GLOBAL                 BALANCED
       SECURITIES      GROWTH         INCOME              GROWTH                    BOND                   SHARES
        DIVISION      DIVISION       DIVISION            DIVISION                 DIVISION                DIVISION

       $ 872,327    $ 3,199,994    $ 1,475,773          $ 1,487,779              $ 1,516,288             $ 2,397,119
               -              -              -                    -                        -                  24,097
         872,327      3,199,994      1,475,773            1,487,779                1,516,288               2,421,216

               -              -              -                    -                        -                       -
       $ 872,327    $ 3,199,994    $ 1,475,773          $ 1,487,779              $ 1,516,288             $ 2,421,216


       $ 859,147    $ 3,166,219    $ 1,455,002          $ 1,466,344              $ 1,490,961             $ 2,327,885
          13,180         33,776         20,721               21,435                   25,327                  93,331
       $ 872,327    $ 3,199,995    $ 1,475,723          $ 1,487,779              $ 1,516,288             $ 2,421,216

       $ 893,823    $ 2,479,131    $ 1,177,869            $ 764,642              $ 1,525,367             $ 2,071,995
          74,052        157,868         54,274               65,311                  130,827                 118,027

          35,518         75,468         51,689               52,266                   62,846                  63,271
         $ 24.19        $ 41.95        $ 28.15              $ 28.06                  $ 23.72                 $ 36.79

             545            805            736                  764                    1,068                   2,537
         $ 24.19        $ 41.95        $ 28.15              $ 28.06                  $ 23.72                 $ 36.79

                   American Republic Variable Annuity Account

                             Statement of Operations

                          Year Ended December 31, 2006




                                                                        MONEY
                                                                        MARKET
                                                                       DIVISION
                                                       -------------------------
                                                       -------------------------
Income:
Dividends                                                               $ 14,943
Expenses:
Mortality and expense risk                                                 5,043
                                                       -------------------------
                                                       -------------------------
Net investment income (loss)                                               9,900

Realized (loss) gain on investments:
Realized (loss) gain on sale of fund shares                                    -
Realized gain distributions                                                    -
                                                       -------------------------
                                                       -------------------------
Net realized (loss) gain on investments                                        -

Change in unrealized appreciation/(depreciation) of investments                -
                                                       -------------------------
                                                       -------------------------
Net increase (decrease) in net assets from operations                    $ 9,900
                                                       =========================
                                                       =========================

See accompanying notes.

          U.S.
       GOVERNMENT/                                     INTERNATIONAL
       HIGH GRADE                    GROWTH AND           RESEARCH                  GLOBAL                 BALANCED
       SECURITIES      GROWTH         INCOME              GROWTH                    BOND                   SHARES
        DIVISION      DIVISION       DIVISION            DIVISION                 DIVISION                DIVISION

        $ 39,551           $ -         $ 20,616             $ 5,520                 $ 25,013                $ 61,629

          13,392        48,841           20,192              19,043                   21,985                  35,211
          26,159       (48,841)             424             (13,523)                   3,028                  26,418


          (7,630)      228,616           56,459             109,165                   (4,945)                 62,539
               -             -           74,955                   -                   13,866                  66,829
          (7,630)      228,616          131,414             109,165                    8,921                 129,368

           3,028      (286,127)          80,041             213,162                   44,446                  89,648
        $ 21,557    $ (106,352)       $ 211,879           $ 308,804                 $ 56,395               $ 245,434

                   American Republic Variable Annuity Account

                       Statements of Changes in Net Assets



                                                                                                       U.S. GOVERNMENT/
                                                                   MONEY MARKET                          HIGH GRADE
                                                                    DIVISION                        SECURITIES DIVISION
                                                              YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                                2006          2005                   2006          2005
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $ 9,900          $ 2,429            $ 26,159        18,641
Net realized gain (loss) on investments                            -                -              (7,630)       30,948
Change in unrealized appreciation/
depreciation of investments                                        -                -               3,028       (42,290)
Net increase (decrease) in net assets
from operations                                                9,900            2,429              21,557         7,299

Contract transactions:
Purchase payments                                                  -                -                   -             -
Administrative charges                                          (387)            (405)               (571)         (741)
Contract distributions and terminations                     (123,776)        (130,505)           (166,702)     (237,353)
Transfer payments from (to) other divisions                  145,148          253,757                   -       (14,368)
Actuarial adjustment in reserves for
currently payable annuity contracts                          (39,951)          (6,628)             (1,728)      (84,044)
Net (decrease) increase in net assets from
contract transactions                                        (18,966)         116,219            (169,001)     (336,506)
Total (decrease) increase in net assets                       (9,066)         118,648            (147,444)     (329,207)

Net assets at beginning of year                              363,300          244,652           1,019,771     1,348,978
Net assets at end of year                                  $ 354,234        $ 363,300           $ 872,327   $ 1,019,771

See accompanying notes.

                                                 GROWTH AND                              INTERNATIONAL
          GROWTH DIVISION                     INCOME DIVISION                           RESEARCH GROWTH
      YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
        2006          2005                   2006          2005                     2006             2005

   $ (48,841)   $ (59,954)                  $ 424       $ 1,368                $ (13,523)       $ (11,661)
     228,616      128,931                 131,414        25,674                  109,165           49,457

    (286,127)     338,465                  80,041        26,960                  213,162          173,808

    (106,352)     407,442                 211,879        54,002                  308,804          211,604


           -            -                       -             -                        -                -
      (2,432)      (2,831)                 (1,062)       (1,242)                  (1,303)          (1,464)
    (725,990)    (503,578)               (333,525)     (149,006)                (206,795)        (109,829)
     (85,601)    (199,470)                  2,099        19,083                   18,308           (9,466)

    (113,444)     (25,109)                (35,743)      (34,573)                 (19,699)         (33,364)

    (927,467)    (730,988)               (368,231)     (165,738)                (209,489)        (154,123)
  (1,033,819)    (323,546)               (156,352)     (111,736)                  99,315           57,481

   4,233,814    4,557,360               1,632,075     1,743,811                1,388,464        1,330,983
 $ 3,199,995  $ 4,233,814             $ 1,475,723   $ 1,632,075              $ 1,487,779      $ 1,388,464

                   American Republic Variable Annuity Account

                                                                 GLOBAL BOND DIVISION            BALANCED SHARES DIVISION
                                                                YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                                2006              2005             2006             2005
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $ 3,028         $ 140,520         $ 26,418         $ 32,790
Net realized gain (loss) on investments                        8,921            38,336          129,368           27,483
Change in unrealized appreciation/
depreciation of investments                                   44,446          (353,752)          89,648            6,137
Net increase (decrease) in net assets
from operations                                               56,395          (174,896)         245,434           66,410

Contract transactions:
Purchase payments                                                  -                 -                -              500
Administrative charges                                        (1,315)           (1,538)          (1,814)          (2,045)
Contract distributions and terminations                     (255,154)          (78,648)        (414,422)        (205,743)
Transfer payments from (to) other divisions                   (5,124)                -          (54,926)         (21,150)
Actuarial adjustment in reserves for
currently payable annuity contracts                          (12,471)          (50,650)         (13,466)         (42,895)
Net (decrease) increase in net assets from
contract transactions                                       (274,064)         (130,836)        (484,628)        (271,333)
Total (decrease) increase in net assets                     (217,669)         (305,732)        (239,194)        (204,923)

Net assets at beginning of year                            1,733,957         2,039,689        2,660,410        2,865,333
Net assets at end of year                                $ 1,516,288       $ 1,733,957      $ 2,421,216      $ 2,660,410

See accompanying notes.

                   American Republic Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2006


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of the AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund) at December 31, 2006:


             DIVISION                                    INVESTS EXCLUSIVELY IN SHARES OF
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Money Market                                          Money Market Portfolio
U.S. Government/High Grade Securities                 U.S. Government/High Grade Securities Portfolio
Growth                                                Growth Portfolio
Growth and Income                                     Growth and Income Portfolio
International Research Growth (formerly               International Research Growth
International) (1)                                      Portfolio
Global Bond                                           Global Bond Portfolio
Balanced Shares (formerly Total Return) (2)           Balanced Shares Portfolio

(1) Division renamed during 2007 to correspond with a name change in the mutual fund investment from the International Portfolio to the International Research Growth Portfolio.

(2) Division renamed during 2007 to correspond with a name change in the mutual fund investment from the Total Return Portfolio to the Balance Shares Portfolio.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                   American Republic Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account.

INVESTMENTS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                   American Republic Variable Annuity Account

2. EXPENSES AND RELATED-PARTY TRANSACTIONS

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                   American Republic Variable Annuity Account

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments by division were as follows during the year ended December 31, 2006:

                                                    COST OF        PROCEEDS
               DIVISION                            PURCHASES      FROM SALES
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------

     Money Market                             $      170,279      $      179,346
     U.S. Government/High Grade Securities            39,551             182,393
     Growth                                           77,656           1,053,965
     Growth and Income                               105,098             397,950
     International Research Growth                    58,859             281,872
     Global Bond                                      62,804             319,974
     Balanced Shares                                 183,696             599,175

5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                         2006                                        2005
     ------------------------------------------------------------- --------------------------------------------
                                                                                                  NET
                                                         NET                                    INCREASE
                 DIVISION    PURCHASED    REDEEMED     DECREASE      PURCHASED     REDEEMED    (DECREASE)
     ------------------------------------------------------------- --------------------------------------------
     ------------------------------------------------------------- --------------------------------------------

     Money Market              9,946       11,146      (1,200)        17,063        9,564         7,499
     U.S. Government
        High Grade
        Securities                 -        7,145      (7,145)           448       14,718       (14,270)
     Growth                    1,820       23,992     (22,172)            11       18,571       (18,560)
     Growth and Income           379       15,012     (14,633)         1,828        8,863        (7,035)
     International
        Research Growth        2,214       10,898      (8,684)           437        8,241        (7,804)
     Global Bond               1,025       12,768     (11,743)         1,272        6,659        (5,387)
     Balanced Shares           1,588       15,492     (13,904)         1,586        9,841        (8,255)

                   American Republic Variable Annuity Account

6. UNIT VALUES

The following is a summary of units outstanding, unit values, and net assets at December 31, 2006, 2005, 2004, 2003, and 2002, and investment income ratios, expense ratios, and total return ratios for the years then ended:

                                                                                              RATIO OF
                                                                                              EXPENSES
                                                           NET          INVESTMENT           TO AVERAGE
                                             UNIT         ASSETS          INCOME                NET                TOTAL
   DIVISION                   UNITS         VALUE         (000S)         RATIO (1)            ASSETS (2)          RETURN (3)
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET (4)
   2006                      22,207       $15.95          $354           4.15%                1.40%                2.75%
   2005                      23,408        15.52           363           2.39                 1.40                 0.91
   2004                      15,909        15.38           245           0.67                 1.40                (0.71)
   2003                      29,623        15.49           459           0.54                 1.40                (0.83)
   2002                      36,000        15.62           562           1.26                 1.40                (0.19)
U.S. GOVERNMENT/
HIGH GRADE SECURITIES(4)
   2006                      36,063        24.19           872           4.13                 1.40                 2.50
   2005                      43,208        23.60         1,020           2.93                 1.40                  .55
   2004                      57,478        23.47         1,349           2.91                 1.40                 2.31
   2003                      68,774        22.94         1,578           2.75                 1.40                 2.46
   2002                      54,063        22.39         1,211           9.03                 1.40                 6.92
GROWTH
   2006                      76,273        41.95         3,200               -                1.40                (2.45)
   2005                      98,444        43.01         4,234               -                1.40                10.42
   2004                     117,004        38.95         4,557               -                1.40                13.13
   2003                     122,543        34.43         4,219               -                1.40                33.19
   2002                     146,650        25.85         3,791               -                1.40               (29.08)
GROWTH AND INCOME
   2006                      52,425        28.15         1,476           1.43                 1.40                15.65
   2005                      67,059        24.34         1,632           1.48                 1.40                 3.40
   2004                      74,094        23.54         1,744           0.87                 1.40                 9.95
   2003                       4,842        21.41         1,603           1.08                 1.40                30.63
   2002                      82,844        16.39         1,358            .64                 1.40               (23.12)

                   American Republic Variable Annuity Account

6. UNIT VALUES (CONTINUED)

                                                                                              RATIO OF
                                                                                              EXPENSES
                                                           NET          INVESTMENT           TO AVERAGE
                                             UNIT         ASSETS          INCOME                NET                TOTAL
   DIVISION                   UNITS         VALUE         (000S)         RATIO (1)            ASSETS (2)          RETURN (3)
------------------------------------------------------------------------------------------------------------------------------------

  INTERNATIONAL RESEARCH
    AND GROWTH
        2006                  53,030        $28.06        $1,488           0.41%                1.40%               24.69%
        2005                  61,714         22.50         1,388           0.50                 1.40                17.49
        2004                  69,518         19.15         1,331           0.27                 1.40                15.99
        2003                  75,675         16.51         1,249           0.15                 1.40                29.80
        2002                 105,519         12.72         1,342           0.05                 1.40               (16.48)
     GLOBAL BOND
        2006                  63,914         23.72         1,516           1.59                 1.40                 3.51
        2005                  75,656         22.92         1,734           8.98                 1.40                (8.94)
        2004                  81,043         25.17         2,040           6.00                 1.40                 8.12
        2003                 103,159         23.28         2,402           5.83                 1.40                11.65
        2002                 104,912         20.85         2,187           1.15                 1.40                15.32
     BALANCED SHARES
        2006                  65,808         36.79         2,421           2.45                 1.40               10.22
        2005                  79,711         33.38         2,660           2.58                 1.40                2.49
        2004                  87,966         32.57         2,865           2.22                 1.40                7.53
        2003                 102,777         30.29         3,113           2.63                 1.40               17.40
        2002                 127,294         25.80         3,284           1.95                 1.40              (11.83)

   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

                   American Republic Variable Annuity Account

6. UNIT VALUES (CONTINUED)

   (3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   (4) During 2002, the shareholders of the Brinson Series Trust (Brinson) voted to merge their Money Market and Strategic Fixed Income Portfolios into the Money Market and U.S. Government/High Grade Securities Portfolios, respectively, of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance). Effective with the mergers of the underlying mutual funds, all assets of the Strategic Fixed Income Division were transferred to the U.S. Government/High Grade Securities Division, and the Strategic Fixed Income Division of the Account ceased to exist. Information presented for the periods prior to the mergers has not been restated.